Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 29, 2016
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jun. 29, 2016
Document Effective Date	Jun. 29, 2016
Prospectus Date	Feb. 29, 2016
Institutional Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BPGIX
Investor Class Prospectus | Boston Partners Global Equity Fund | Investor Class
Prospectus:
Trading Symbol	BPGRX